STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended
	Feb. 13, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jan. 31, 2020
Class of Stock [Line Items]
Common shares authorized		100,000,000		100,000,000
Common stock par value		$ 0.0001		$ 0.0001
Preferred units description		No further voting, dividend or liquidation preference rights
share price		$ 0.18
Shares issued		0
Stock issued for services, shares			$ 84,500
Number of share converted, value			$ 2,052,500
Number of share converted		75,000
Warrants purchase			684,166
Gain on debt extinguishment		$ 14,250	$ 491,915
Number of share converted, value		$ 150,000
Shares Issued Services [Member]
Class of Stock [Line Items]
Number of share converted			1,368,333
Stock Issued For Services [Member]
Class of Stock [Line Items]
Stock issued for services, shares		0	50,000
Stock issued for services, shares			$ 84,500
Prefunded Warrant [Member]
Class of Stock [Line Items]
Number opf shares issued		4,286,883
Warrant exercise price	$ 0.0001
Series 2023 Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price	$ 0.465
Warrants issued, shares	36,290,322
February 2023 Public Offering [Member]
Class of Stock [Line Items]
Proceeds from public offering	$ 3,207,500
Shares issued		4,435,485
February 2023 Public Offering [Member] | Series 2023 Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	12,096,776	3,036,667
share price	$ 0.465
[custom:WarrantPurchased]		1,814,517
Warrant exercise		806,451
Shares issued		403,226
February 2023 Public Offering [Member] | Series 2023 Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrants outstanding		1,250,216
February 2023 Public Offering [Member] | Series 2023 Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants outstanding		11,290,325
Underwriting Agreement [Member]
Class of Stock [Line Items]
[custom:UnderwriterFees]		$ 242,500
Common Stock [Member]
Class of Stock [Line Items]
Number opf shares issued		522,727
Stock issued for services, shares			50,000
Stock issued for services, shares			$ 5
Common Stock [Member] | February 2023 Public Offering [Member] | Prefunded Warrant [Member]
Class of Stock [Line Items]
Number opf shares issued	4,286,883
Common Stock [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Exercise price	$ 0.5115
Payments of Stock Issuance Costs	$ 403,226
Common Stock [Member] | Underwriting Agreement [Member] | Spartan Capital Securities L L C [Member] | February 2023 Public Offering [Member]
Class of Stock [Line Items]
Number opf shares issued	3,777,634
Preferred stock Series AA [Member]
Class of Stock [Line Items]
Preferred shares authorized		1,500,000
Preferred stock, shares outstanding		0
Convertible preferred shares		50
Preferred stock Series AAA [Member]
Class of Stock [Line Items]
Preferred shares authorized		1,250,000
Preferred stock, shares outstanding		31,413
Convertible preferred shares		100
Preferred stock Series AAAA [Member]
Class of Stock [Line Items]
Preferred shares authorized		1,250
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized		1,500
Preferred stock, shares outstanding		0
Convertible preferred shares		100,000
Exercise price		$ 0.12
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized		2
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized		70,000
Preferred stock, shares outstanding		61,688
Convertible preferred per share					$ 0.08